ACQUISITION OF M2M BUSINESS OF SAGEMCOM Schedule of the Components of the Identifiable Intangible Assets Acquired subject to Amortization (Details) In Thousands, unless otherwise specified	0 Months Ended
	Aug. 02, 2012 USD ($)	Aug. 02, 2012 EUR (€)	Aug. 02, 2013 M2M Business of Sagemcom [Member] Patents [Member]	Aug. 02, 2012 M2M Business of Sagemcom [Member] Patents [Member] USD ($)	Aug. 02, 2012 M2M Business of Sagemcom [Member] Patents [Member] EUR (€)	Aug. 02, 2012 M2M Business of Sagemcom [Member] Customer relationships [Member] USD ($)	Aug. 02, 2012 M2M Business of Sagemcom [Member] Customer relationships [Member] EUR (€)	Aug. 02, 2013 M2M Business of Sagemcom [Member] Customer relationships [Member] Minimum [Member]	Aug. 02, 2013 M2M Business of Sagemcom [Member] Customer relationships [Member] Maximum [Member]	Aug. 02, 2012 M2M Business of Sagemcom [Member] Backlog [Member] USD ($)	Aug. 02, 2012 M2M Business of Sagemcom [Member] Backlog [Member] EUR (€)	Aug. 02, 2013 M2M Business of Sagemcom [Member] Backlog [Member] Minimum [Member]	Aug. 02, 2013 M2M Business of Sagemcom [Member] Backlog [Member] Maximum [Member]	Aug. 02, 2013 M2M Business of Sagemcom [Member] In-process research and development [Member]	Aug. 02, 2012 M2M Business of Sagemcom [Member] In-process research and development [Member] USD ($)	Aug. 02, 2012 M2M Business of Sagemcom [Member] In-process research and development [Member] EUR (€)
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted average useful life			8 years					8 years	13 years			1 year	2 years	5 years
Finite-lived intangible assets acquired	$ 26,160	€ 21,272		$ 6,468	€ 5,259	$ 17,078	€ 13,887			$ 1,699	€ 1,382				$ 915	€ 744